LOAN RECEIVABLE - Carrying amount of purchased loans (Details 2) (Purchased Loans Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	$ 114,324		$ 139,077
One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	78,353		95,041
Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	7,496		10,193
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	26,967		32,868
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,508		975
Non-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	103,497
Non-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	75,173	[1]
Non-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	6,440
Non-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Non-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	20,376
Non-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,508
Credit-impaired purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	10,827
Credit-impaired purchased loans | One-to four Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	3,180	[1]
Credit-impaired purchased loans | Multi-family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	1,056
Credit-impaired purchased loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans
Credit-impaired purchased loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans	6,591
Credit-impaired purchased loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans

[1]	Includes home equity lines of credit